As filed with the Securities and Exchange Commission on April 16, 2018
1933 Act File No. 333-68740
1940 Act File No. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	52	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	53	[	X	]

HOTCHKIS AND WILEY FUNDS
(Exact name of Registrant as Specified in Charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)

(213) 430-1000
Registrant’s Telephone Number, including Area Code

Anna Marie Lopez
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439

Copy to:
Joseph Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 52 hereby incorporates Parts A, B and C from the Fund’s PEA No. 51 on Form N-1A filed March 28, 2018.  This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 52 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California, on the 16th day of April, 2018.

HOTCHKIS & WILEY FUNDS

By:  /s/ Anna Marie Lopez
       Anna Marie Lopez
       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to its Registration Statement has been signed below on April 16, 2018 by the following persons in the capacities indicated.

Signature	Title
/s/ Randall H. Breitenbach*	Trustee
Randall H. Breitenbach

/s/ Alejandra C. Edwards*	Trustee
Alejandra C. Edwards

/s/ Marcy Elkind*	Trustee
Marcy Elkind

/s/ Robert Fitzgerald*	Trustee
Robert Fitzgerald

/s/ Donald Morrison*	Trustee
Donald Morrison

/s/ George H. Davis, Jr.*	Trustee
George H. Davis, Jr.

/s/ H. Thomas Hicks*	Trustee
H. Thomas Hicks

/s/Anna Marie Lopez	Principal Executive Officer
Anna Marie Lopez

/s/James Menvielle	Principal Financial and Accounting Officer
James Menvielle

* By: /s/Anna Marie Lopez Anna Marie Lopez *Attorney-in-fact pursuant to the Power of Attorney previously filed and incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE